INVESTMENT IN COST METHOD INVESTEES (Details) (USD $)	12 Months Ended			9 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2012	Feb. 28, 2013	Sep. 30, 2013
Investment in cost method investees
Cost method investment	$ 8,355,003	$ 9,755,003
Impairment loss	1,400,000	370,407	0
Gamespedia
Investment in cost method investees
Ownership interest (as a percent)					8.02%
Cost method investment	6,205,000	6,205,000			6,200,000
Voozclub
Investment in cost method investees
Cost method investment		1,400,000				1,400,000
Impairment loss				1,400,000
Beijing-based pre-school education service provider
Investment in cost method investees
Cost method investment	2,000,000	2,000,000					2,000,000
A company in the United States that develops mobile applications, animation and products for pre-school children
Investment in cost method investees
Cost method investment	$ 150,003	$ 150,003